Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands		Sep. 30, 2019	Sep. 30, 2018
Accrued Expenses and Other Current Liabilities [Line Items]
Tuition fee payable to government agencies	[1]	$ 12,971	$ 13,122
Salary and welfare payable		8,317	8,389
Accrued expenses		8,691	9,351
Remuneration payable to lecturers		2,701	3,520
Uncertain income tax liabilities (Note 19)		152	158
Contingent consideration payable	[2]		1,746
Other payable		5,435	5,855
Accrued expenses and other liabilities		$ 38,267	$ 42,141

[1]	Tuition fee payable to government agencies mainly represents the portion of tuition fee collected by the Group on behalf of the government agencies which provide certain continuing education courses. The Group is only responsible for the student enrollment and provision of online platform and shares certain percentage of tuition fee as service fees.
[2]	Contingent consideration payable represents contingent payable related to one of the Group’s acquisitions. Refer to Note 3 for details.